Financial Instruments	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Item 18 – Financial Statements: Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 16a)	Level 1	254,837	254,837	253,291	253,291
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	—	—	2,210	2,210
Interest rate swap agreements – liabilities	Level 2	(77,281)	(77,281)	(50,447)	(50,447)
Foreign currency contracts	Level 2	—	—	(202)	(202)
Cross currency swap agreements – liabilities	Level 2	(44,773)	(44,773)	(42,104)	(42,104)
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	125,641	(i)	126,546	(i)
Long-term debt – public (note 8)	Level 1	(323,656)	(331,776)	(345,824)	(358,005)
Long-term debt – non-public (note 8)	Level 2	(1,169,973)	(1,179,593)	(1,485,572)	(1,474,208)
Obligations related to finance leases (note 5a)	Level 2	(1,358,485)	(1,471,234)	(1,410,904)	(1,434,910)

(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

b) Credit Losses

The Partnership's exposure to potential credit losses under ASU 2016-13 includes its three direct financing leases, its two loans to equity-accounted joint ventures and its guarantees of its proportionate share of secured loan facilities and finance leases of five of its equity-accounted joint ventures. In addition, the Partnership's exposure to potential credit losses within its equity-accounted joint ventures under ASU 2016-13 primarily includes direct financing and sales-types leases for 18 liquefied natural gas (or LNG) carriers, one floating storage unit (or FSU) and an LNG regasification terminal within the Yamal LNG Joint Venture, the Bahrain LNG Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Angola Joint Venture. See Item 18 – Financial Statements: Note 7a to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019 for a description of these equity-accounted joint ventures.

The following table includes the amortized cost basis of the Partnership’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2018	2016	Prior to 2016	Total
As at September 30, 2020		$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	335,336	335,336
Bahrain Spirit	Performing	212,312	—	—	212,312
		212,312	—	335,336	547,648
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	52,266	52,266
Bahrain LNG Joint Venture	Performing	—	73,375	—	73,375
		—	73,375	52,266	125,641
		212,312	73,375	387,602	673,289

(1)The Partnership's credit quality grades are based on internal risk credit ratings whereby a credit quality grade of performing is consistent with a low likelihood of loss. The Partnership assesses the credit quality of its direct financing leases and loan to the Exmar LPG Joint Venture on whether there are no past due payments (30 days late), no concessions granted to the counterparties and whether the Partnership is aware of any other information that would indicate that there is a material increase of likelihood of loss. The same policy is applied by the equity-accounted joint ventures. The Partnership assesses the credit quality of its loan to the Bahrain LNG Joint Venture based on whether there are any past due payments from the Bahrain LNG Joint Venture’s primary customer, whether the Bahrain LNG Joint Venture has granted any concessions to its primary customer and whether the Partnership is aware of any other information that would indicate that there is a material increase of likelihood of loss. As at September 30, 2020, all direct financing and sales-type leases held by the Partnership and the Partnership’s equity-accounted joint ventures had a credit quality grade of performing.

Changes in the Partnership's allowance for credit losses for the three and nine months ended September 30, 2020 are as follows:

	Direct financing leases (1) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (1) $	Loans to equity-accounted joint ventures (2) $	Guarantees of debt (3) $	Total $
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
Provision for potential credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for potential credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017
Provision for potential credit losses	13,805	7,099	877	(285)	21,496
As at September 30, 2020	25,325	51,948	4,674	1,566	83,513

(1)The credit loss provision related to the lease receivable component of the net investment in direct financing and sales-type leases is based on an internal historical loss rate, as adjusted when asset specific risk characteristics of the existing lease receivables at the reporting date are not consistent with those used to measure the internal historical loss rate and as further adjusted when management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed to measure the internal historical loss rate. During the nine months ended September 30, 2020, two LNG project counterparties maintained investment grade credit ratings. As such, the internal historical loss rate used to determine the credit loss provision at both January 1, 2020 and September 30, 2020 was adjusted downwards to reflect a lower risk profile for these two LNG projects at such dates compared to the average LNG project used to determine the internal historical loss rate. In addition, the internal historical loss rate was adjusted upwards for (a) one LNG project to reflect a lower credit rating for the counterparty, including consideration of the critical infrastructure nature of assets, and (b) a second LNG project to reflect a larger potential risk of loss given potential default as the vessels servicing this project have fewer opportunities for redeployment compared to the Partnership’s other LNG carriers. The credit loss provision for the residual value component is based on a reversion methodology whereby the current estimated fair value of the vessel as depreciated to the end of the charter contract is compared to the expected carrying value, with such potential gain or loss on maturity being included in the credit loss provision in increasing magnitude on a straight-line basis the closer the contract is to its maturity. Risks related to the net investments in direct financing and sales-type leases consist of risks related to the underlying LNG projects and demand for LNG carriers at the end of the time-charter contracts. The provision for potential credit loss as at January 1, 2020 and September 30, 2020 has been developed in part based on the Partnership's understanding that LNG production is critical infrastructure.
The changes in credit loss provision for the Partnership's consolidated vessels for the three and nine months ended September 30, 2020 of $13.8 million and $14.2 million, respectively, are included in other expense and primarily reflects a decline in the estimated charter-free valuations for certain types of its LNG carriers at the end of their time-charter contract which are accounted for as direct financing and sales-type leases. These estimated future charter-free values are subject to change from period to period based on the underlying LNG shipping market fundamentals. The changes in the credit loss provision for the Partnership's consolidated vessels for the three and nine months ended September 30, 2020 do not reflect any material changes in expectations of the charterers' ability to make their time-charter hire payments as they come due compared to the beginning of such periods.
The changes in credit loss provision of $7.1 million and $15.7 million for the three and nine months ended September 30, 2020, respectively, relating to the direct financing and sales-type leases and other within the Partnership's equity-accounted joint ventures are included in equity income and reflects a decline in the estimated charter-free valuations for certain types of LNG carriers at the end of their time-charter contract which are accounted for as direct financing and sales-type leases for the three months ended September 30, 2020, combined with the initial credit loss provision recognition upon commencement of the sales-type lease for the LNG regasification terminal and associated FSU in the Bahrain LNG Joint Venture in January 2020.

(2)The determination of the credit loss provision for such loans is based on their expected duration and on an internal historical loss rate of the Partnership and its affiliates, as adjusted when asset specific risk characteristics of the existing loans at the reporting date are not consistent with those used to measure the internal historical loss rate and as further adjusted when management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed to measure the internal historical loss rate. These two loans rank behind secured debt in each equity-accounted joint venture. As such, they are similar to equity in terms of risk. The Exmar LPG Joint Venture owns and charters-in liquefied petroleum gas (or LPG) carriers with a primary focus on mid-size gas carriers. Their vessels are trading on the spot market or short-term charters. Adverse changes in the spot market for mid-size LPG carriers, as well as operating costs for such vessels, may impact the ability of the Exmar LPG Joint Venture to repay its loan to the Partnership. The Bahrain LNG Joint Venture owns an LNG receiving and regasification terminal in Bahrain. The ability of Bahrain LNG Joint Venture to repay its loan to the Partnership is primarily dependent upon the Bahrain LNG Joint Venture’s customer, a company owned by the Kingdom of Bahrain, fulfilling its obligations under the 20-year agreement, as well as the Bahrain LNG Joint Venture’s ability to operate the terminal in accordance with the agreed upon operating criteria.

(3)The determination of the credit loss provision for such guarantees was based on a probability of default and loss given default methodology. In determining the overall estimated loss from default as a percentage of the outstanding guaranteed share of secured loan facilities and finance leases, the Partnership considers current and future operational performance of the vessels securing the loan facilities and finance leases and current and future expectations of the proceeds that could be received from the sale of the vessels securing the loan facilities and finance leases in comparison to the outstanding principal amount of the loan facilities and finance leases if the Partnership was called on its guarantees. See Note 7d relating to the guarantees the Partnership provides for its equity-accounted joint ventures.

Fair Value Measurement and Measurement Inputs, Recurring and Nonrecurring
a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Item 18 – Financial Statements: Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 16a)	Level 1	254,837	254,837	253,291	253,291
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	—	—	2,210	2,210
Interest rate swap agreements – liabilities	Level 2	(77,281)	(77,281)	(50,447)	(50,447)
Foreign currency contracts	Level 2	—	—	(202)	(202)
Cross currency swap agreements – liabilities	Level 2	(44,773)	(44,773)	(42,104)	(42,104)
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	125,641	(i)	126,546	(i)
Long-term debt – public (note 8)	Level 1	(323,656)	(331,776)	(345,824)	(358,005)
Long-term debt – non-public (note 8)	Level 2	(1,169,973)	(1,179,593)	(1,485,572)	(1,474,208)
Obligations related to finance leases (note 5a)	Level 2	(1,358,485)	(1,471,234)	(1,410,904)	(1,434,910)

(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Credit Loss, Financial Instrument
b) Credit Losses

The Partnership's exposure to potential credit losses under ASU 2016-13 includes its three direct financing leases, its two loans to equity-accounted joint ventures and its guarantees of its proportionate share of secured loan facilities and finance leases of five of its equity-accounted joint ventures. In addition, the Partnership's exposure to potential credit losses within its equity-accounted joint ventures under ASU 2016-13 primarily includes direct financing and sales-types leases for 18 liquefied natural gas (or LNG) carriers, one floating storage unit (or FSU) and an LNG regasification terminal within the Yamal LNG Joint Venture, the Bahrain LNG Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Angola Joint Venture. See Item 18 – Financial Statements: Note 7a to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019 for a description of these equity-accounted joint ventures.

The following table includes the amortized cost basis of the Partnership’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2018	2016	Prior to 2016	Total
As at September 30, 2020		$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	335,336	335,336
Bahrain Spirit	Performing	212,312	—	—	212,312
		212,312	—	335,336	547,648
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	52,266	52,266
Bahrain LNG Joint Venture	Performing	—	73,375	—	73,375
		—	73,375	52,266	125,641
		212,312	73,375	387,602	673,289

(1)The Partnership's credit quality grades are based on internal risk credit ratings whereby a credit quality grade of performing is consistent with a low likelihood of loss. The Partnership assesses the credit quality of its direct financing leases and loan to the Exmar LPG Joint Venture on whether there are no past due payments (30 days late), no concessions granted to the counterparties and whether the Partnership is aware of any other information that would indicate that there is a material increase of likelihood of loss. The same policy is applied by the equity-accounted joint ventures. The Partnership assesses the credit quality of its loan to the Bahrain LNG Joint Venture based on whether there are any past due payments from the Bahrain LNG Joint Venture’s primary customer, whether the Bahrain LNG Joint Venture has granted any concessions to its primary customer and whether the Partnership is aware of any other information that would indicate that there is a material increase of likelihood of loss. As at September 30, 2020, all direct financing and sales-type leases held by the Partnership and the Partnership’s equity-accounted joint ventures had a credit quality grade of performing.

Changes in the Partnership's allowance for credit losses for the three and nine months ended September 30, 2020 are as follows:

	Direct financing leases (1) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (1) $	Loans to equity-accounted joint ventures (2) $	Guarantees of debt (3) $	Total $
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
Provision for potential credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for potential credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017
Provision for potential credit losses	13,805	7,099	877	(285)	21,496
As at September 30, 2020	25,325	51,948	4,674	1,566	83,513

(1)The credit loss provision related to the lease receivable component of the net investment in direct financing and sales-type leases is based on an internal historical loss rate, as adjusted when asset specific risk characteristics of the existing lease receivables at the reporting date are not consistent with those used to measure the internal historical loss rate and as further adjusted when management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed to measure the internal historical loss rate. During the nine months ended September 30, 2020, two LNG project counterparties maintained investment grade credit ratings. As such, the internal historical loss rate used to determine the credit loss provision at both January 1, 2020 and September 30, 2020 was adjusted downwards to reflect a lower risk profile for these two LNG projects at such dates compared to the average LNG project used to determine the internal historical loss rate. In addition, the internal historical loss rate was adjusted upwards for (a) one LNG project to reflect a lower credit rating for the counterparty, including consideration of the critical infrastructure nature of assets, and (b) a second LNG project to reflect a larger potential risk of loss given potential default as the vessels servicing this project have fewer opportunities for redeployment compared to the Partnership’s other LNG carriers. The credit loss provision for the residual value component is based on a reversion methodology whereby the current estimated fair value of the vessel as depreciated to the end of the charter contract is compared to the expected carrying value, with such potential gain or loss on maturity being included in the credit loss provision in increasing magnitude on a straight-line basis the closer the contract is to its maturity. Risks related to the net investments in direct financing and sales-type leases consist of risks related to the underlying LNG projects and demand for LNG carriers at the end of the time-charter contracts. The provision for potential credit loss as at January 1, 2020 and September 30, 2020 has been developed in part based on the Partnership's understanding that LNG production is critical infrastructure.
The changes in credit loss provision for the Partnership's consolidated vessels for the three and nine months ended September 30, 2020 of $13.8 million and $14.2 million, respectively, are included in other expense and primarily reflects a decline in the estimated charter-free valuations for certain types of its LNG carriers at the end of their time-charter contract which are accounted for as direct financing and sales-type leases. These estimated future charter-free values are subject to change from period to period based on the underlying LNG shipping market fundamentals. The changes in the credit loss provision for the Partnership's consolidated vessels for the three and nine months ended September 30, 2020 do not reflect any material changes in expectations of the charterers' ability to make their time-charter hire payments as they come due compared to the beginning of such periods.
The changes in credit loss provision of $7.1 million and $15.7 million for the three and nine months ended September 30, 2020, respectively, relating to the direct financing and sales-type leases and other within the Partnership's equity-accounted joint ventures are included in equity income and reflects a decline in the estimated charter-free valuations for certain types of LNG carriers at the end of their time-charter contract which are accounted for as direct financing and sales-type leases for the three months ended September 30, 2020, combined with the initial credit loss provision recognition upon commencement of the sales-type lease for the LNG regasification terminal and associated FSU in the Bahrain LNG Joint Venture in January 2020.

(2)The determination of the credit loss provision for such loans is based on their expected duration and on an internal historical loss rate of the Partnership and its affiliates, as adjusted when asset specific risk characteristics of the existing loans at the reporting date are not consistent with those used to measure the internal historical loss rate and as further adjusted when management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed to measure the internal historical loss rate. These two loans rank behind secured debt in each equity-accounted joint venture. As such, they are similar to equity in terms of risk. The Exmar LPG Joint Venture owns and charters-in liquefied petroleum gas (or LPG) carriers with a primary focus on mid-size gas carriers. Their vessels are trading on the spot market or short-term charters. Adverse changes in the spot market for mid-size LPG carriers, as well as operating costs for such vessels, may impact the ability of the Exmar LPG Joint Venture to repay its loan to the Partnership. The Bahrain LNG Joint Venture owns an LNG receiving and regasification terminal in Bahrain. The ability of Bahrain LNG Joint Venture to repay its loan to the Partnership is primarily dependent upon the Bahrain LNG Joint Venture’s customer, a company owned by the Kingdom of Bahrain, fulfilling its obligations under the 20-year agreement, as well as the Bahrain LNG Joint Venture’s ability to operate the terminal in accordance with the agreed upon operating criteria.

(3)The determination of the credit loss provision for such guarantees was based on a probability of default and loss given default methodology. In determining the overall estimated loss from default as a percentage of the outstanding guaranteed share of secured loan facilities and finance leases, the Partnership considers current and future operational performance of the vessels securing the loan facilities and finance leases and current and future expectations of the proceeds that could be received from the sale of the vessels securing the loan facilities and finance leases in comparison to the outstanding principal amount of the loan facilities and finance leases if the Partnership was called on its guarantees. See Note 7d relating to the guarantees the Partnership provides for its equity-accounted joint ventures.